FINANCE LEASES -Financial position (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lease liability
Current	$ 9,482,795	$ 6,104,516
Non-current	2,813,293	1,963,760
Total	12,296,088	8,068,276
Land and buildings (Gross carrying amount)
Right-of-use asset
Right-of-use asset	$ 27,991,619	$ 26,337,613